Benefit Plans (Changes In Accumulated Postretirement Benefit Obligation) (Details) (Post-Retirement [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Post-Retirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 2,548	$ 2,464
Service cost	34	29	33
Interest cost	139	135	125
Benefits paid	(136)	(118)
Plan amendments	(282)	(58)
Assumption changes		124
Actuarial losses/(gains)	191	(28)
Terminations and curtailments	11
Benefit obligation at end of year	$ 2,505	$ 2,548	$ 2,464